Lease - Schedule of Maturity Analysis of Operating Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Mar. 31, 2025
Financial years ending March 31,
2027	$ 116,012
2028	10,204
Total undiscounted cash flows	126,216
Less: imputed interest	(1,881)
Present value of lease liabilities	124,335	$ 186,095
Less: Non-current portion of lease liabilities	(10,158)	(90,965)
Current portion of lease liabilities	$ 114,177	$ 95,130